Net Loss Per Share (Details Narrative) - shares	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	484	543	484	543
Share-Based Payment Arrangement, Option [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities					569	536
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	1,138,163	4,511	1,138,163	4,511
Common Stock Warrants [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities					4,511	563,335